Financial liabilities - Summary of Maturities and Average Interest Rates for Liabilities to Banks and Other Lenders (Details) € in Thousands, kr in Thousands	12 Months Ended
	Dec. 31, 2024 EUR (€)	Dec. 31, 2023 EUR (€)	Dec. 31, 2024 DKK (kr)	Dec. 31, 2023 DKK (kr)
Financial Liabilities [Line Items]
Amount	€ 412,069	€ 377,644
Bank Loans
Financial Liabilities [Line Items]
Amount	€ 312,249	€ 243,896
Bank Loans | 2024
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 51,664
Borrowings, maturity		2024
Average Interest Rate		3.45%		3.45%
Bank Loans | 2025
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 56,893	€ 56,893
Borrowings, maturity	2025	2025
Average Interest Rate	3.64%	3.86%	3.64%	3.86%
Bank Loans | 2026
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 87,488	€ 60,821
Borrowings, maturity	2026	2026
Average Interest Rate	3.84%	3.81%	3.84%	3.81%
Bank Loans | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 90,591	€ 53,925
Borrowings, maturity	2027	2027
Average Interest Rate	3.95%	3.42%	3.95%	3.42%
Bank Loans | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 57,500	€ 20,833
Borrowings, maturity	2028	2028
Average Interest Rate	4.03%	2.12%	4.03%	2.12%
Bank Loans | 2029
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 10,000
Borrowings, maturity	2029
Average Interest Rate	4.23%		4.23%
Bank Loans | 2030
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 10,000
Borrowings, maturity	2030
Average Interest Rate	4.23%		4.23%
Bank Loans | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (223)	€ (240)
Borrowings, maturity	2025-2030	2024-2028
Notes
Financial Liabilities [Line Items]
Amount	€ 49,790	€ 49,743
Notes | 2027
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2027	2027
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | 2028
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amount	€ 25,000	€ 25,000
Borrowings, maturity	2028	2028
Average Interest Rate	1.40%	1.40%	1.40%	1.40%
Notes | Amortized Cost
Financial Liabilities [Line Items]
Currency	EUR	EUR
Amortized Cost	€ (210)	€ (257)
Borrowings, maturity	2025-2028	2024-2028
Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Currency		DKK
Amount		€ 26,005		kr 198,811
Borrowings, maturity		2024
Average Interest Rate		4.90%		4.90%
Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Currency		EUR
Amount		€ 58,000
Borrowings, maturity		2024
Average Interest Rate		4.05%		4.05%
Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Currency	EUR
Amount	€ 50,001
Borrowings, maturity	2025
Average Interest Rate	3.02%		3.02%
Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Currency	DKK
Amount	€ 29		kr 220
Borrowings, maturity	2025
Average Interest Rate	4.19%		4.19%
Total Overdrafts and short-term loan facilities | 2024
Financial Liabilities [Line Items]
Amount		€ 84,005
Total Overdrafts and short-term loan facilities | 2025
Financial Liabilities [Line Items]
Amount	€ 50,030